Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Non-current portion	¥ 16,830	$ 2,587	¥ 17,358
Current portion - amount charged to expense next year	524	81	524
Total lease prepayments of land use rights	¥ 17,354	$ 2,668	¥ 17,882